[GRAPHIC OMITTED]


                            SUPPLEMENT TO PROSPECTUS
                             DATED February 1, 1999

   AARP Growth and Income Fund:

   The text below replaces the second paragraph in the "Investment Strategy" section on page 40:

   In managing its portfolio, the fund considers yield and other valuation and growth factors, meaning that it focuses its investments on securities of companies whose dividends and earnings prospects are believed to be attractive relative to the average derived from its benchmark index, the S&P 500 Index. The fund may sell securities if their yield or growth prospects are expected to be below the benchmark average. Typically, companies that meet these criteria are large. The fund invests primarily in U.S. companies, but may also invest in the equity securities of foreign companies.

   The text below replaces the first paragraph in the "Risk Management Strategies" section on page 41:

   The fund manages risk by diversifying widely among industries and companies. It also invests significantly in dividend-paying stocks, whose prices have, oftentimes, tended to fall less in down markets. Derivatives (financial instruments that derive their value from other securities, commodities or indices) may be used to a limited extent to manage risk as well.

   The text below replaces the second paragraph in the "Main Risks" section on page 41:

   If the strategy used by the fund or specific securities don't perform as well as expected, the fund could underperform other growth and income mutual funds or lose money. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

   AARP Small Company Stock Fund:

   The text below replaces the second paragraph in the "Investment Strategy" section on page 54:

   In managing its portfolio, the fund uses a proprietary computer model to identify attractively valued stocks of small companies -- those selling at low prices relative to their earnings, assets or other measures of value. By emphasizing the stocks of these small companies in the fund's portfolio, the portfolio managers expect to take advantage of the growth opportunities offered by these companies while tempering the volatility that is also associated with these investments.


June 30, 1999

   The text below replaces the first paragraph in the "Risk Management Strategies" section on page 55:

   The fund manages risk by focusing on undervalued stocks and diversifying investments widely across individual companies. It generally invests no more than 2% of its assets in the securities of any one company and typically invests in over 150 securities. The fund may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices) to manage risk.

   AARP International Growth and Income Fund:

   Effective June 30, 1999, AARP International Growth and Income Fund has changed its name to AARP International Stock Fund.

   The text below replaces the text found in the "Goal" section on page 64:

   The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other international mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

   The text below replaces the text found in the "Investment Strategy" section on page 64:

   The fund pursues its goal by investing primarily in common stocks of companies from developed countries outside the United States. In managing its portfolio, the fund uses a combination of three analytical disciplines:

   Bottom-up research. The portfolio managers look for individual companies that have sound balance sheets, attractive valuations, good business prospects, and strong positions in their core markets, among other factors.

   Top-down analysis. The portfolio managers consider the economic outlooks for various countries and geographical regions, looking for long-term changes that could affect the fund's individual securities.

   Analysis of global themes. The portfolio managers look for significant changes in the business environment to identify and invest in companies in industries that may benefit from these changes.

   The fund intends to keep its holdings diversified across industries and geographical areas, although, depending on the portfolio managers' outlook, it may increase or decrease its exposure to a given industry or area. The fund will normally sell a stock when it reaches a target price or if the portfolio managers believe it no longer looks attractive, based on their overall assessment.

   The text below replaces the first paragraph in the "Risk Management Strategies" section on page 65:

   The fund manages risk by diversifying investments widely among industries and companies. Derivatives (financial instruments that derive their value from other securities, commodities or indices) may be used to a limited extent to manage risk as well.

   The text below replaces the second paragraph in the "Main Risks" section on page 65:

   In addition, the strategy used by the fund or specific investments may not perform as well as expected.

   The text below supplements the information found in the "Annual Total Returns" bar chart and the "Average Annual Returns" performance table in the "Past Performance" section on page 66:

   The Board of Trustees approved a change in the fund's goal and investment strategy on June 23, 1999. Performance data prior to that time are not reflective of the fund's current goal and strategy.

   The text below replaces the text found in the "Portfolio Managers" section on page 67:

   Irene Cheng, lead portfolio manager, joined the adviser in 1993, and began her investment career in 1984.

   Sheridan Reilly, portfolio manager, joined the adviser in 1995, and began his investment career in 1986.

   Deborah Chaplin, portfolio manager, joined the adviser in 1996, and began her investment career in 1992.

   AARP Diversified Income with Growth Portfolio:

   The text below replaces the text found in the "Investment Strategy" section on page 70:

   The portfolio pursues its goal by investing in at least five underlying AARP Mutual Funds, with an emphasis on the Income Funds. In managing its allocation among the AARP Mutual Funds, the portfolio does not attempt to time the market.

   Under normal market conditions, the portfolio will generally have 70% of its total assets invested in underlying AARP Income Funds, AARP Money Funds, and, to a lesser extent, cash. The remaining 30% of its total assets will be invested in underlying AARP Growth Funds, AARP Growth and Income Funds, and AARP Global Funds. While the allocation of investment in AARP Income Funds, AARP Money Funds, and cash in the aggregate will remain relatively constant, the allocation of investment in each underlying AARP Mutual Fund may vary over time.

   The text below replaces the text found in the "Main Risks" section on page
71:

   The portfolio's performance is most significantly affected by the performance of the underlying funds, particularly the AARP Income Funds and the AARP Money Funds. And, in general, income mutual funds respond to the same economic forces as bonds. A rise in interest rates, therefore, is the most likely to cause bonds, income mutual funds, and portfolios that invest in income mutual funds to lose money. Bond issuers may choose to prepay their bonds in times of falling interest rates. Moreover, it is also possible that bonds held by the underlying AARP Mutual Funds could be downgraded in credit rating or go into default.

   To the extent that the portfolio invests in underlying equity funds, the most significant risk is stock market movements. The portfolio's asset allocation could prove to be ineffective relative to other multi-fund income portfolios, and the portfolio could lose money.

   The text below replaces the text found in the "Fees and Expenses" section on page 73:

   The portfolio is expected to incur no operating expenses. However, shareholders of the portfolio will indirectly bear the portfolio's pro rata share of the operating expenses incurred by the underlying AARP Mutual Funds in which the portfolio invests. A range is provided below rather than a single number because the portfolio's share of expenses changes depending on its asset allocation among the underlying AARP Mutual Funds.

--------------------------------------------------------------------------------
Fee Table (%)
--------------------------------------------------------------------------------

   Range of Avg. Weighted                             0.63% to 1.45%
   Expense Ratio as of 9/30/98

   The example below shows an approximate estimate of the expenses that might apply to your investment of $10,000 in the portfolio over 1, 3, 5 and 10 years. Your actual costs could be higher or lower than this example.

--------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

          1 Year             3 Years            5 Years             10 Years
   -----------------------------------------------------------------------------
         $106.00              $330.00            $574.00          $1,271.00

   The example assumes 5% annual returns, expenses calculated at the midpoint of the current expense range and reinvestment of all dividends and distributions.

   AARP Diversified Growth Portfolio:

   The text below replaces the text found in the "Investment Strategy" section on page 74:

   The portfolio pursues its goal by investing in at least five underlying AARP Mutual Funds, with an emphasis on growth-oriented funds. In managing its allocation among the AARP Mutual Funds, the portfolio does not attempt to time the market.

   Under normal market conditions, the portfolio will generally have 70% of its total assets invested in underlying equity AARP Mutual Funds, including AARP Growth Funds, AARP Growth and Income Funds, and AARP Global Funds. The remaining 30% of its total assets will be invested in underlying AARP Income Funds, AARP Money Funds, or cash. While the allocation of investment in underlying equity AARP Mutual Funds in the aggregate will remain relatively constant, the allocation of investment in each underlying AARP Mutual Fund may vary over time.

   The text below replaces the first and second paragraphs in the "Main Risks" section on page 75:

   The portfolio's performance is most significantly affected by the performance of the underlying funds, particularly the AARP Growth Funds, AARP Growth and Income Funds, and AARP Global Funds. And, in general, growth mutual funds respond to the same economic forces as stocks. A market downturn, therefore, is the most likely to cause stocks, growth mutual funds, and portfolios that invest in growth mutual funds to lose money.

   To the extent that the portfolio invests in underlying income funds, the most significant risk is that a rise in interest rates could lower the prices of bonds, income mutual funds, and portfolios that invest in income mutual funds. Bond issuers may choose to prepay their bonds in times of falling interest rates. It is also possible that bonds held by the underlying AARP Mutual Funds could be downgraded in credit rating or go into default.

   The text below replaces the text found in the "Fees and Expenses" section on page 77:

   The portfolio is expected to incur no operating expenses. However, shareholders of the portfolio will indirectly bear the portfolio's pro rata share of the operating expenses incurred by the underlying AARP Mutual Funds in which the portfolio invests. A range is provided below rather than a single number because the portfolio's share of expenses changes depending on its asset allocation among the underlying AARP Mutual Funds.

--------------------------------------------------------------------------------
Fee Table (%)
--------------------------------------------------------------------------------

   Range of Avg. Weighted                             0.65% to 2.00%
   Expense Ratio as of 9/30/98

   The example below shows an approximate estimate of the expenses that might apply to your investment of $10,000 in the portfolio over 1, 3, 5 and 10 years. Your actual costs could be higher or lower than this example.

--------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

          1 Year             3 Years            5 Years             10 Years
   -----------------------------------------------------------------------------
         $135.00              $420.00            $726.00          $1,596.00

   The example assumes 5% annual returns, expenses calculated at the midpoint of the current expense range and reinvestment of all dividends and distributions.

   AARP GNMA and U.S. Treasury Fund and
   AARP Capital Growth Fund:

   The data below replaces the average annual total return data provided in the performance table in the "Past Performance" section for the indicated funds:

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS (%) as of 12/31/98
--------------------------------------------------------------------------------

                                         1 Year         5 Years        10 Years
   -----------------------------------------------------------------------------
   AARP GNMA and U.S. Treasury Fund       6.79           5.97            7.78
   AARP Capital Growth Fund              23.73          18.81           16.34

   AARP GNMA and U.S. Treasury Fund, AARP Insured Tax Free General Bond Fund, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Capital Growth Fund, AARP International Growth and Income Fund, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio:

   The data below replaces the average annual total return data provided for the indicated index in the performance table in the "Past Performance" section for the above-listed funds or portfolios:

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS (%) as of 12/31/98
--------------------------------------------------------------------------------
                                                                        Since
                                                                     Inception
                                  1 Year      5 Years      10 Years   (2/1/97)
   -----------------------------------------------------------------------------

   Lehman Brothers Mortgage        6.93         7.34         9.25        n/a
   GNMA Index

   Lehman Brothers Municipal       6.48         6.22         8.22        n/a
   Bond Index

   S&P 500 Composite Stock        28.58        24.06        19.21       28.37*
   Price Index

   The MSCI EAFE Index            20.00         n/a          n/a        13.08**

   * Applies to the AARP U.S. Stock Index Fund, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio only.

   ** Applies to the AARP International Growth and Income Fund only.